Investments in joint ventures and joint operations - Joint venture equity method investments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interests In Other Entities [Abstract]
Beginning balance	£ 424	£ 123
Additional equity	242	1,424
Foreign exchange differences	25	29
Share of the losses	(691)	(1,152)	£ (1,211)
Ending balance	£ 0	£ 424	£ 123